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SMALLCAP World Fund, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9320
Fax (213) 486 9455
E-mail: cln@capgroup.com

Chad L. Norton
Secretary

December 5, 2007

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:	SMALLCAP World Fund, Inc.
File Nos. 033-32785 and 811-05888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2007 of the Registrant's Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940.

Sincerely,

/s/ Chad L. Norton
Chad L. Norton

Attachments

cc:  Linda Stirling
Division of Investment Management